Supplement dated November 18, 1999 to Prospectus dated
October 18, 1999 of
INVESTORS CAPITAL FUNDS
Investors Capital Twenty Fund
Investors Capital Internet Fund



The following supplements and supersedes any contrary information contained on the front cover of the Funds'
Prospectus:

Effective November 18, 1999, shares of the Investors Capital
Internet Fund will be available for purchase. For more information about the Fund, please contact Investors Capital
Corporation, the Fund's distributor at 877-IC FUNDS
(877-423-8637).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUNDS'
PROSPECTUS FOR FUTURE REFERENCE.